Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives by Asset	The estimated useful lives by asset classification are generally as follows:
Estimated Useful Life
Furniture and fixtures	3 – 7 years
Office equipment	3 – 5 years
Vehicles	5 years

Schedule of Disaggregated Revenue

The following table provides information about disaggregated revenue by revenue stream.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Real estate service revenue
Real estate agency commission	$781,351	$261,705
Property management service	16,276	17,225
Home renovation service	245,226	8,353
Mortgage referral fee	4,050	13,500
Total real estate service revenue	1,046,903	300,783
Revenue from property purchases and sales through Cash Offer	6,568,404	1,069,072
Total revenues	$7,615,307	$1,369,855